As filed with the Securities and Exchange Commission on May 20, 2016

Securities Act File No. 333-80099

Investment Company Act File No. 811-09377

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☒

THE GABELLI DIVIDEND GROWTH FUND

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Richard T. Prins, Esq.
The Gabelli Dividend Growth Fund	Skadden, Arps, Slate, Meagher & Flom
One Corporate Center	Four Times Square, 30th Floor
Rye, New York 10580-1422	New York, New York 10036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI DIVIDEND GROWTH FUND, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 20th day of May 2016.

THE GABELLI DIVIDEND GROWTH FUND

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli*	Chairman of the Board	May 20, 2016
Mario J. Gabelli

/s/ Bruce N. Alpert	President (Principal Executive Officer)	May 20, 2016
Bruce N. Alpert

/s/ Agnes Mullady	Treasurer (Principal Financial and Accounting Officer)	May 20, 2016
Agnes Mullady

Anthony J. Colavita*	Trustee	May 20, 2016
Anthony J. Colavita

Vincent D. Enright*	Trustee	May 20, 2016
Vincent D. Enright

Mary E. Hauck*	Trustee	May 20, 2016
Mary E. Hauck

Kuni Nakamura*	Trustee	May 20, 2016
Kuni Nakamura

Werner J. Roeder*	Trustee	May 20, 2016
Werner J. Roeder

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase